Shareholder Fees - FidelityLargeCapGrowthIndexFund-PRO	Jun. 29, 2023 USD ($)
FidelityLargeCapGrowthIndexFund-PRO | Fidelity Large Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none